Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 Bbls MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf	Dec. 31, 2015 MMBbls Bcf
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production | MMBbls	12	13	13
Estimated natural gas liquids production | MMBbls	2	2	2
Estimated natural gas production	64	60	58
Estimated Proved oil equivalent reserves	119	144	176
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | Bbls	5,615
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved crude oil reserves | MMBbls	61	76	88
Estimated proved natural gas liquids reserves | MMBbls	6	8	14
Estimated proved natural gas reserves	289	337	329
Estimated barrel of oil equivalent production	25	27	26
Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved natural gas reserves	364	467	635